Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2021
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Interest expense	9,970	13,788	20,251	27,902
Less: Interest capitalized	(183)	(268)	(354)	(565)

Interest expense, net	9,787	13,520	19,897	27,337
Bunkers swap, put and call options cash settlements	17	1,958	464	3,494
Bunker put options premium, net	—	(429)	—	1,246
Amortization of loan fees	871	947	1,822	1,867
Bank charges	64	168	99	245
Discount of long-term receivables, net	482	(131)	528	1,948
Change in fair value of non-hedging financial instruments	(3,696)	(2,152)	(8,242)	11,337

Net total	7,525	13,881	14,568	47,474